Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain financial performance metrics of the Company for the last two fiscal years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table (“SCT”) in previous years, as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both as previously reported in our SCT, as well as the adjusted values required in this section for the 2023, 2022 and 20221calendar years. The Board did not consider the pay versus performance disclosure when making its incentive compensation decisions.

The following table sets for the information concerning the compensation of our principal executive officer, or “PEO”, and the compensation of our other NEO for each of the years ending December 31, 2023, 2022 and 2021, as such compensation relates to our financial performance for each such year. The PEO for each of the years presented within the following tables was Rowland Perkins, Chief Executive Officer and Director. The other NEO for each of the years presented was Anton J. Drescher, Chief Financial Officer and Director.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	SCT Total for PEO	Compensation Actually Paid to PEO(1)	Average SCT Total for Non- PEO NEO	Average Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Loss (Dollars in thousands)
2023	$180	Nil	$149,041	$148,500	$34.48	$589
2022	$5,883	Nil	$152,648	$135,000	$14.80	$1,609
2021	$18,908	Nil	$56,723	Nil	$239.02	$1,993

(1)

The dollar amounts reported for the PEO under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the PEO’s total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount	$ 180	$ 5,883	$ 18,908
PEO Actually Paid Compensation Amount	$ 0	0	0
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation “Actually Paid” for PEO	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	180	$5,883	$18,908
Deduction for Amounts Reported under the “Option Awards” Columns in the SCT	-	-	-
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	-	-	-
Increase for Fair Value of Awards Granted during year that Vest during year	-	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	-	(3,126)	(12,706)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	180	(2,757)	(6,202)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-	-
Total Adjustments	Nil	$Nil	$Nil

(2)

The dollar amounts reported for the NEO under “Compensation Actually Paid’ represent the amount of “Compensation Actually Paid” to the NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation for each year to determine the compensation actually paid:

Non-PEO NEO Average Total Compensation Amount	$ 149,041	152,648	56,723
Non-PEO NEO Average Compensation Actually Paid Amount	$ 148,500	135,000	0
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEO	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	149,041	$152,648	$56,723
Deduction for Amounts Reported under the “Option Awards” Columns in the SCT	-	-	-
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	-	-	-
Increase for Fair Value of Awards Granted during year that Vest during year	-	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	-	(9,377)	(38,116)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	541	(8,271)	(18,607)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-	-
Compensation Actually Paid	148,500	$135,000	$Nil

(3)

For purposes of calculating the cumulative total shareholder return, the measurement period is the market close on the last trading day of 2022, through and including the end of the year for which cumulative total shareholder return is being calculated.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Tables

Because we are a development stage technology company, we did not have any revenue from continuing operations during the periods presented. Consequently, we have not historically focused on net income (loss) as a performance measure for our executive compensation programs. In 2021, 2022 and 2023, our net loss improved from approximately $1.993 million in 2021 to approximately $1.609 million in 2022 to approximately $0.59 million in 2023 and during the same periods the compensation actually paid to our PEO was $Nil in each of 2023, 2022 and 2021 and compensation actually paid to our other NEO increased from $Nil in 2021 to $135,000 in 2022 and to $148,500 in 2023.

The following graph shows the compensation actually paid to Mr. Perkins and the amount of compensation actually paid to Mr. Drescher during the periods presented and total shareholder return over those periods. Total Shareholder return was negative during 2021, 2022 and 2023. Mr. Perkins’ compensation remained unchanged year over year and the amount of compensation actually paid to Mr. Dresher increased year over year.

We utilize performance measures to align executive compensation with performance, but those tend not to be financial performance measures, such as total shareholder return. For example, as described in more detail above in the section “Executive Compensation – Compensation Discussion and Analysis,” our named executive officers are eligible to receive short term bonuses which are designed to provide appropriate incentives to our executives to achieve defined annual individual and corporate goals. Additionally, we believe stock options, which are an integral part of our executive compensation program, are closely related to the Company’s performance, although not directly tied to total shareholder return, because their value is directly correlated to the market price of our Common Shares and requires that the executive officer continues in our employment over the vesting period. As such, these stock option awards strongly align our executive officers’ interests with those of our Shareholders by providing a continuing financial incentive to maximize long-term value for our Shareholders and by encouraging our executive officers to continue in our employment for the long-term.

Total Shareholder Return Amount	$ 34.48	14.8	239.02
Net Income (Loss)	589,000	1,609,000	1,993,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,126)	(12,706)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180)	(2,757)	(6,202)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Deduction For Amounts Reported Under The Option Awards Columns In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase For Fair Value Of Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(9,377)	(38,116)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541	(8,271)	(18,607)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Deduction For Amounts Reported Under The Option Awards Columns In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase For Fair Value Of Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0